STOCKHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, ¥ in Millions					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 19, 2022 USD ($)	Aug. 17, 2020	Oct. 24, 2019 USD ($) $ / shares shares	Oct. 22, 2019 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jun. 30, 2022	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Preferred stock shares authorized | shares					20,000,000			20,000,000		20,000,000		20,000,000
Preferred stock,par value | $ / shares					$ 0.001			$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized | shares					500,000,000			500,000,000		500,000,000		500,000,000
Common Stock, par value | $ / shares					$ 0.00001			$ 0.00001		$ 0.00001		$ 0.00001
Common stock shares issued | shares					49,999,891			49,999,891		49,999,891		49,999,891
Common stock shares outstanding | shares					49,999,891			49,999,891		49,999,891		49,999,891
Share based compensation					$ 92,885	$ 92,885		$ 278,655	$ 278,655	$ 371,540		$ 371,540
Unrecognized compensation expenses					$ 765,552			$ 765,552		$ 1,044,207
Employee services expected to be recognized								3 years		3 years	3 years
Forgiveness of shareholder's loan						$ 2,448,654				$ 6,912,513
Business combination consideration	$ 4,301,293
Stock split		one
Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Business combination consideration										4,500,000	¥ 29
Decrease in additional paid-in capital										4,313,025
Quanzhong Lin [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Forgiveness of shareholder's loan										$ 6,912,513
Quanzhong Lin [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock shares outstanding | shares													35,049,685
Employees and Contractors [Member] | 2019 Equity Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of shares | shares			550,000	37,500
Issuance of value			$ 1,520,200	$ 337,500
Price per share | $ / shares			$ 2.764	$ 9
Vesting period							5 years			5 years	5 years
Share-based compensation arrangement by share-based payment award, description								the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.		the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.	the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.